Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Series D Warrant [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]
Supplemental disclosure of non cash financing and investing activities:
Preferred stock beneficial conversion feature					$ 1,238	$ 4,445
Accretion of Series E preferred stock beneficial conversion feature			1,262
Reclassification of Series D warrants from liabilities to stockholders' equity		$ 503